CONVERTIBLE PROMISSORY NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF OUTSTANDING CONVERTIBLE PROMISSORY NOTES

As of June 30, 2021, the Company’s outstanding convertible promissory notes net of debt discount are summarized as follows:

Convertible Promissory Notes, net of debt discount	$100,111
Less current portion	100,111
Total long-term liabilities	$-

As of December 31, 2020 and 2019, the outstanding convertible promissory notes net of debt discount are summarized as follows:

	2020	2019

Convertible Promissory Notes, net of debt discount	$2,764,184	$2,598,336
Less current portion	275,985	390,987
Total long-term liabilities	$2,488,199	$2,207,349

SCHEDULE OF MATURITIES OF LONG-TERM DEBT, NET OF DEBT DISCOUNT
December 31,	Amount
2021	$1,289,824
2022	473,560
2023	900,800
2024	25,000
2025	75,000
$2,764,184